Shareholders' Equity and Dividends	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Shareholders' Equity and Dividends

Note 9. Shareholders’ Equity and Dividends

Class A, T, and I Common Stock – Prior to the IPO, the Company had Class A, T, and I Common Stock held by our legacy common stockholders (the "Legacy Common Stock Investors"). In connection with the IPO, all outstanding shares of Class A, I, and T common stock were converted on a one-for-one basis to Class A common stock of the registrant upon the closing of the offering. As of June 30, 2026, there were 23,795,450 shares of Class A common stock issued and outstanding. The Company is authorized to issue 250,000,000 shares with a par value of $0.0001 per share.

Class B Common Stock – In connection with the IPO, the Company issued 3,750,000 shares of Class B Common Stock to holders of OpCo Interests who retained their interests following the IPO ( the "Continuing Equity Owners"), representing approximately 14% of the common economic interest in WhiteHawk OpCo. Each share of Class B common stock is entitled to one vote per share and no economic rights. As of June 30, 2026, there were 3,750,000 shares of Class B common stock issued and outstanding. The Company is authorized to issue 100,000,000 shares with a par value of $0.0001 per share.

Noncontrolling Interest

The Company owns 100% of the general partner interests and 86% of the limited partner interests of OpCo (taxed as a partnership) and due to the Company’s controlling interest in OpCo, OpCo is a consolidated subsidiary of the Company. Non-controlling ownership interests in OpCo are presented in the consolidated balance sheet within shareholders’ equity as a separate component. In addition, consolidated net income includes earnings attributable to both the shareholders and the non-controlling interests. For the three and six months ended June 30, 2026 and 2025, no distributions for each period have been made to non-controlling interest holders of the consolidated subsidiaries.

Cash Dividends

The table below summarizes the monthly dividends related to the Company’s common stock through March 31, 2026 (in thousands, except per share data):

Month Ended	Total Monthly Dividend Per Common Share	Total Cash Dividend	Payment Date	Stockholders Record Date
March 31, 2026	$0.1562	$2,326	May 15, 2026	April 1, 2026
February 28, 2026	$0.1562	$2,310	April 15, 2026	March 1, 2026
January 31, 2026	$0.1562	$2,298	March 15, 2026	February 1, 2026
December 31, 2025	$0.1562	$2,286	February 16, 2026	January 1, 2026
November 30, 2025	$0.1562	$2,034	January 15, 2026	December 1, 2025
October 31, 2025	$0.1562	$2,019	December 15, 2025	November 3, 2025
September 30, 2025	$0.1562	$2,004	November 14, 2025	October 2, 2025
August 31, 2025	$0.1562	$1,670	October 15, 2025	September 2, 2025
July 31, 2025	$0.1562	$1,557	September 15, 2025	August 1, 2025
June 30, 2025	$0.1562	$1,447	August 15, 2025	July 1, 2025

On January 1, 2026, all record holders of WhiteHawk common stock as of December 31, 2025, received a stock dividend equivalent to one additional share for each ten shares currently held, calculated to the number of whole shares.

In connection with the 2025 stock dividends discussed above, the WHIC Manager (defined below) received 358,893 restricted shares related to its dividend incentive fee with a total value of $8.2 million. Fair value was determined using the offering price of the Series I Common Stock. The restricted shares issued to the WHIC Manager shall vest and cease to be restricted on the earlier of (i) the occurrence of a Company Liquidity Event and (ii) January 1, 2031. The dividend incentive fee will be accounted for as stock compensation expense on the Company’s consolidated statement of operating income and cash flows over the vesting period. All share amounts shown in the Company’s financial statements are presented pro forma for the stock dividend. For the three and six months ended June 30, 2026, the Company incurred $0.4 million and $0.8 million, respectively, in stock-based compensation related to the restricted stock issued to WHIC Manager.

Distribution Reinvestment Plan

In January 2025, the Company’s Board adopted a Distribution Reinvestment Plan (the “DRP”) pursuant to which our common and preferred stockholders (the “Stockholders”) may elect to have their cash dividends reinvested in additional stock. For the three and six months ended June 30, 2026, Stockholders reinvested $0.4 million and $1.5 million, respectively, under the Company’s DRP. For the three and six months ended June 30, 2025, Stockholders reinvested $0.1 million and $0.1 million, respectively, under the Company’s DRP.

Note 10—Shareholders’ Equity and Dividends

Class A, T, and I Common Stock – As of December 31, 2025, there were 6,518,383 shares of Class A Common Stock issued and outstanding, 66,830 shares of Class T Common Stock issued and outstanding, and 8,050,883 shares of Class I Common Stock issued and outstanding. Holders of the Company’s Class A, T and I Common Stock are entitled to one vote for each share. The Company is authorized to issue 7,000,000 shares, 100,000 shares and 9,100,000 shares of Class A, T and I Common Stock, respectively, each with a par value of $0.0001 per share. The rights and privileges of the Class A,T and I Common Stock are the same, the primary difference between each class of common stock is selling commissions and placement agent fees.

Cash Dividends

The table below summarizes the monthly dividends related to the Company’s common stock through December 31, 2025 (in thousands, except per share data):

Month Ended	Total Monthly Dividend Per Common Share	Total Cash Dividend	Payment Date	Stockholders Record Date
December 31, 2025	$0.1562	$2,286	February 16, 2026	January 1, 2026
November 30, 2025	$0.1562	$2,034	January 15, 2026	December 1, 2025
October 31, 2025	$0.1562	$2,019	December 15, 2025	November 3, 2025
September 30, 2025	$0.1562	$2,004	November 14, 2025	October 2, 2025
August 31, 2025	$0.1562	$1,670	October 15, 2025	September 2, 2025
July 31, 2025	$0.1562	$1,557	September 15, 2025	August 1, 2025
June 30, 2025	$0.1562	$1,447	August 15, 2025	July 1, 2025
May 31, 2025	$0.1562	$804	July 15, 2025	June 1, 2025
April 30, 2025	$0.1562	$766	June 15, 2025	May 1, 2025
March 31, 2025	$0.1562	$750	May 15, 2025	April 1, 2025
February 28, 2025	$0.1562	$731	April 15, 2025	March 1, 2025
January 31, 2025	$0.1562	$721	March 15, 2025	February 1, 2025
December 31, 2024	$0.1562	$717	February 14, 2025	January 1, 2025
November 30, 2024	$0.1562	$706	January 15, 2025	December 2, 2024
October 31, 2024	$0.1562	$699	December 16, 2024	November 1, 2024
September 30, 2024	$0.1562	$695	November 15, 2024	October 1, 2024
August 31, 2024	$0.1562	$691	October 15, 2024	September 2, 2024
July 31, 2024	$0.1562	$685	September 16, 2024	August 1, 2024

Month Ended	Total Monthly Dividend Per Common Share	Total Cash Dividend	Payment Date	Stockholders Record Date
June 30, 2024	$0.1562	$675	August 15, 2024	July 1, 2024
May 31, 2024	$0.1562	$670	July 15, 2024	June 3, 2024
April 30, 2024	$0.1562	$666	June 14, 2024	May 1, 2024
March 31, 2024	$0.1562	$660	May 15, 2024	April 1, 2024
February 29, 2024	$0.1562	$657	April 15, 2024	March 4, 2024
January 31, 2024	$0.1562	$653	March 15, 2024	February 2, 2024

On October 1, 2025, all record holders of WhiteHawk common stock as of September 30, 2025, received a stock dividend equivalent to one additional share for each ten shares currently held, calculated to the number of whole shares. On January 1, 2026, all record holders of WhiteHawk common stock as of December 31, 2025, received a stock dividend equivalent to one additional share for each ten shares currently held, calculated to the number of whole shares.

In connection with the 2025 stock dividends discussed above, the WHIC Manager (defined below) received 358,893 restricted shares related to its dividend incentive fee with a total value of $8.2 million. Fair value was determined using the offering price of the Series I Common Stock. The restricted shares issued to the WHIC Manager shall vest and cease to be restricted on the earlier of (i) the occurrence of a Company Liquidity Event and (ii) January 1, 2031. The dividend incentive fee will be accounted for as stock compensation expense on the Company’s consolidated statement of operating income and cash flows over the vesting period. All share amounts shown in the Company’s financial statements are presented pro forma for the stock dividend.